                                  UNITED STATES
                        SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               Form 13F Cover Page
                               -------------------

Report for the Calendar Year or Quarter Ended: 9/30/04
                                               -------

Check here if Amendment [   ];  Amendment Number: ____
This Amendment (Check only one):              [   ] is a restatement
                                              [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             PRS International Investment Advisory Services Inc.
                  ---------------------------------------------------
Address:          801 Brickell Ave., 16th Floor
                  -----------------------------
                  Miami, FL 33131

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      PRS International Investment Advisory Services Inc.

Name:             Frank G. Llaca Jr., Esq.
                  ------------------------
Title:            General Counsel
                  ----------------
Phone:            (305) 381-8340
                  --------------

Signature, Place, and Date of Signing:

/s/ Frank G. Llaca Jr., Esq.                Miami, FL                  November 15, 2004
------------------------------------        ---------                  -----------------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page
                              ---------------------

                                 REPORT SUMMARY:

Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     84
                                            --

Form 13F Information Table Value Total:     $162,948
                                            --------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.               Form 13F File Number                        Name
         --                --------------------                        ----
         Not Applicable

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
                           TITLE                   VALUE     SHARES/     SH/  PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUE              OF CLASS   CUSIP       (x$1000)   PRN AMT     PRN  CALL   DISCRETION  MANAGERS    SOLE     SHARED   NONE
AES CORP                   SDCV       00130HAN5     2,075   2,100,000    SH              SOLE                2,100,000
ADAPTEC INC                NOTE       00651FAG3       385     400,000    SH              SOLE                  400,000
ADVANCED MICRO
  DEVICES INC              DBCV       007903AE7       969   1,000,000    SH              SOLE                1,000,000
AGERE SYS INC              NOTE       00845VAA8     2,760   2,750,000    SH              SOLE                2,750,000
AGERE SYS INC              COM        00845V100        29      27,300    SH              SOLE                   27,300
AGILENT
  TECHNOLOGIES INC         DBCV       00846UAB7     3,031   3,000,000    SH              SOLE                3,000,000
AMAZON COM INC             NOTE       023135AF3     1,709   1,715,000    SH              SOLE                1,715,000
AMERISOURCE HEALTH
  CORP                     NOTE       03071PAD4     2,137   2,000,000    SH              SOLE                2,000,000
AMGEN INC                  NOTE       031162AE0     3,683   5,000,000    SH              SOLE                5,000,000
AMKOR TECHNOLOGY
  INC                      NOTE       031652AN0       876   1,000,000    SH              SOLE                1,000,000
ANDREW CORP                NOTE       034425AB4       495     400,000    SH              SOLE                  400,000
AON CORP                   DBCV       037389AT0     1,835   1,300,000    SH              SOLE                1,300,000
BEST BUY INC               SDCV       086516AF8     3,257   3,000,000    SH              SOLE                3,000,000
CKE RESTAURANTS INC        NOTE       12561EAG0     1,254     850,000    SH              SOLE                  850,000
CV THERAPEUTICS INC        NOTE       126667AB0       990   1,000,000    SH              SOLE                1,000,000
CELGENE CORP               NOTE       151020AC8     2,089   1,500,000    SH              SOLE                1,500,000
CHARMING SHOPPES INC       NOTE       161133AC7       734     700,000    SH              SOLE                  700,000
CIENA CORP                 NOTE       171779AA9     2,344   2,750,000    SH              SOLE                2,750,000
CIENA CORP                 COM        171779101        74      37,500    SH              SOLE                   37,500
COEUR D'ALENE MINES
  CORP IDA                 NOTE       192108AQ1       231     250,000    SH              SOLE                  250,000
COMPUTER NETWORKS
  TECHNOLOGY               NOTE       204925AC5     2,403   3,050,000    SH              SOLE                3,050,000
CONTINENTAL AIRLS
  INC                      NOTE       210795PD6     1,430   2,000,000    SH              SOLE                2,000,000
CORVIS CORP                COM        221009103        10      12,500    SH              SOLE                   12,500
CYPRESS SEMICONDUCTOR
  CORP                     NOTE       232806AH2     1,925   2,000,000    SH              SOLE                2,000,000
DST SYST INC DEL           DBCV       233326AD9     1,954   1,700,000    SH              SOLE                1,700,000
DELTA AIR LINES
  INC DEL                  NOTE       247361YP7        48     150,000    SH              SOLE                  150,000
DISNEY WALT CO             NOTE       254687AU0     3,596   3,500,000    SH              SOLE                3,500,000
E TRADE FINANCIAL
  CORP                     NOTE       269246AB0       667     650,000    SH              SOLE                  650,000
EASTMAN KODAK CO           NOTE       277461BE8     3,912   3,100,000    SH              SOLE                3,100,000
ECHOSTAR COMMUNICATIONS
  NEW                      NOTE       278762AG4     1,734   1,700,000    SH              SOLE                1,700,000
EDO CORP                   NOTE       281347AD6       806     755,000    SH              SOLE                  755,000
EL PASO CORP               COM        28336L109        92      10,000    SH              SOLE                   10,000
EXTREME NETWORKS INC       COM        30226D106       111      25,000    SH              SOLE                   25,000
FAIR ISAAC CORP            NOTE       303250AB0     1,094   1,100,000    SH              SOLE                1,100,000
FINISAR                    COM        31787A101        91      69,939    SH              SOLE                   69,939
FORD MTR CO CAP TR II      PFD        345395206     3,137      60,000    SH              SOLE                   60,000
FREEPORT-MCMORAN
  COPPER & GO              NOTE       35671DAK1     4,151   2,650,000    SH              SOLE                2,650,000
GATX CORP                  NOTE       361448AC7     1,426   1,250,000    SH              SOLE                1,250,000
GAP INC DEL                NOTE       364760AJ7     4,587   3,750,000    SH              SOLE                3,750,000
GREY WOLF INC              NOTE       397888AD0     2,023   2,000,000    SH              SOLE                2,000,000
HALLIBURTON CO             NOTE       406216AM3     4,044   3,550,000    SH              SOLE                3,550,000

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

HILTON HOTELS CORP                 NOTE     432848AZ2      3,526      3,200,000    SH        SOLE          3,200,000
HUMAN GENOME SCIENCES INC          NOTE     444903AF5        747        750,000    SH        SOLE            750,000
IDEC PHARMACEUTICALS CORP          NOTE     449370AE5      2,238      3,500,000    SH        SOLE          3,500,000
INTEGRA LIFESCIENCES HLDGS C       NOTE     457985AB5      2,847      2,500,000    SH        SOLE          2,500,000
INTERACTIVE CORP                   WT       45840Q127        496         25,000    SH        SOLE             25,000
INVITROGEN CORP                    NOTE     46185RAD2      1,905      2,100,000    SH        SOLE          2,100,000
INVITROGEN CORP                    NOTE     46185RAF7        660        600,000    SH        SOLE            600,000
JDS UNIPHASE CORP                  NOTE     46612JAB7      1,014      1,000,000    SH        SOLE          1,000,000
JETBLUE AWYS CORP                  NOTE     477143AB7        603        650,000    SH        SOLE            650,000
KINDRED HEALTHCARE INC             WT       494580129        816         43,000    SH        SOLE             43,000
LENNAR CORP                        NOTE     526057AF1      3,824      5,500,000    SH        SOLE          5,500,000
LNR PPTY CORP                      NOTE     501940AF7      2,105      1,500,000    SH        SOLE          1,500,000
LAMAR ADVERTISING CO               NOTE     512815AG6      3,484      3,200,000    SH        SOLE          3,200,000
LSI LOGIC CORP                     NOTE     502161AG7        739        750,000    SH        SOLE            750,000
LUCENT TECHNOLOGIES INC            DBCV     549463AH0      4,740      3,650,000    SH        SOLE          3,650,000
MANUGISTICS GROUP INC              NOTE     565011AB9      2,137      2,400,000    SH        SOLE          2,400,000
MAXTOR CORP                        NOTE     577729AC0      2,631      2,600,000    SH        SOLE          2,600,000
MEDIACOM COMMUNICATIONS CORP       NOTE     58446KAA3      1,223      1,250,000    SH        SOLE          1,250,000
MEDICIS PHARMACEUTICAL CORP        NOTE     584690AB7      2,929      2,500,000    SH        SOLE          2,500,000
MEDTRONIC INV                      DBCV     585055AB2      3,076      3,000,000    SH        SOLE          3,000,000
OHIO CAS CORP                      NOTE     677240AC7      3,992      3,750,000    SH        SOLE          3,750,000
OPENWAVE SYS INC                   NOTE     683718AC4      1,235      1,350,000    SH        SOLE          1,350,000
PMI GROUP INC                      DBCV     69344MAE1      3,192      2,700,000    SH        SOLE          2,700,000
PROVIDIAN FINL CORP                NOTE     74406AAC6      5,021      3,750,000    SH        SOLE          3,750,000
QUANTA SVCS INC                    SDCV     74762EAC6      1,500      1,500,000    SH        SOLE          1,500,000
RADIAN GROUP INC                   DBCV     750236AF8      1,005      1,000,000    SH        SOLE          1,000,000
REDBACK NETWORKS INC               COM      757209507         78         14,983    SH        SOLE             14,983
REINSURANCE GROUP AMER INC         PFD      759351307      2,320         40,000    SH        SOLE             40,000
RELIANT ENERGY INC                 NOTE     75952BAD7        837        650,000    SH        SOLE            650,000
SCOTTISH ANNUITY & LIFE HLDG       NOTE     81013RAC9        628        550,000    SH        SOLE            550,000
SKYWORKS SOLUTIONS INC             NOTE     83088MAB8      1,260      1,000,000    SH        SOLE          1,000,000
SOUTHWEST AIR CO                   COM      844741108        613         45,000    SH        SOLE             45,000
STAGE STORES INC                   WT       85254C131        110          7,000    SH        SOLE              7,000
STEEL DYNAMICS INC                 NOTE     858119AD2      4,715      2,000,000    SH        SOLE          2,000,000
SUNRISE SENIOR LIVING INC          NOTE     86768KAE6      1,154      1,000,000    SH        SOLE          1,000,000
TJX COS INC NEW                    NOTE     872540AL3      3,034      3,700,000    SH        SOLE          3,700,000
TECH DATA CORP                     SDCV     878237AC0      3,221      3,250,000    SH        SOLE          3,250,000
TYCO INTL GROUP S A                DBCV     9902118BE7       899        600,000    SH        SOLE            600,000
TYCO INTL GROUP S A                DBCV     902118BF4      2,805      2,000,000    SH        SOLE          2,000,000
TYCO INTL GROUP S A                DBCV     902118BG2      1,572      1,400,000    SH        SOLE          1,400,000
WYNN RESORTS LTD                   DBCV     983134AB3      6,186      2,550,000    SH        SOLE          2,550,000
YELLOW CORP                        NOTE     985509AN8      2,289      1,500,000    SH        SOLE          1,500,000
YELLOW CORP                        NOTE     985509AQ1      3,344      2,500,000    SH        SOLE          2,500,000